Hood River International Opportunity Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 92.5%
COMMUINCATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.0%
Cellnex Telecom SA	556	$21,621
Entertainment - 1.0%
Nexon Co. Ltd.	900	21,491
Interactive Media & Services - 1.7%
Baltic Classifieds Group PLC	18,015	34,446
TOTAL COMMUNICATION SERVICES		77,558

CONSUMER DESCRETIONARY - 10.2%
Hotels, Restaurants & Leisure - 7.2%
Basic-Fit NV (a)	260	10,252
eDreams Odigeo SA (a)	4,553	27,872
Inspired Entertainment, Inc. (a)	2,590	33,126
Playa Hotels & Resorts NV - ADR (a)	2,980	28,608
Webjet Ltd. (a)	10,578	49,991
		149,849
Internet & Direct Marketing Retail - 0.5%
Moonpig Group PLC (a)	7,000	10,624
Leisure Products - 1.7%
Ferretti SpA	3,400	9,883
Italian Sea Group SPA	1,500	13,447
Sanlorenzo SpA/Ameglia	280	12,167
		35,497
Specialty Retail - 0.8%
Signet Jewelers Ltd. - ADR	224	17,423
TOTAL CONSUMER DISCRETIONARY		213,393

CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
Empreendimentos Pague Menos S/A	22,900	14,006
TOTAL CONSUMER STAPLES		14,006

ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Denison Mines Corp. - ADR (a)	24,170	26,345
Enerplus Corp. (a)	1,600	23,062
Iwatani Corp.	500	21,879
NexGen Energy Ltd. - ADR (a)	4,499	17,231
Range Resources Corp.	791	20,938
		109,455
TOTAL ENERGY		109,455

FINANCIALS - 9.0%
Banks - 7.8%
Banco del Bajio SA	12,500	45,470
Bank Negara Indonesia Persero Tbk PT	44,400	27,783
Bank of NT Butterfield & Son Ltd - ADR	910	24,570
Bank of Queensland Ltd.	5,500	23,983
Regional SAB de CV	5,200	39,721
		161,527
Financial Services - 1.2%
BFF Bank SpA	2,500	24,806
TOTAL FINANCIALS		186,333

HEALTH CARE - 5.8%
Biotechnology - 4.1%
Exscientia PLC - ADR (a)	1,004	5,321
MDxHealth SA - ADR (a)	25,000	81,000
		86,321
Health Care Equipment & Supplies - 1.7%
Establishment Labs Holdings, Inc. - ADR (a)	522	35,361
TOTAL HEALTH CARE		121,682

INDUSTRIALS - 23.1%
Commercial Services & Supplies - 5.1%
GFL Environmental, Inc. - ADR	3,105	106,936
Ground Transportation - 2.6%
TFI International, Inc. - ADR	456	54,396
Industrial Conglomerates - 1.8%
KOC Holding AS	9,600	38,347
Machinery - 3.1%
CNH Industrial NV - ADR	1,448	22,111
Japan Steel Works Ltd	800	15,043
Kawasaki Heavy Industries Ltd.	1,200	26,270
		63,424
Trading Companies & Distributors - 10.5%
FTAI Aviation Ltd. - ADR	1,600	44,736
Marubeni Corp.	10,109	137,480
Mills Estruturas e Servicos de Engenharia SA	18,900	36,432
		218,648
TOTAL INDUSTRIALS		481,751

INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 4.1%
ADVA Optical Networking SE (a)	2,622	61,535
Vecima Networks, Inc. (a)	1,370	23,315
		84,850
IT Services - 6.8%
Payfare, Inc. (a)	7,418	39,080
WNS Holdings Ltd. - ADR (a)	1,085	101,089
		140,169
Semiconductors & Semiconductor Equipment - 13.8%
Aixtron SE	620	21,072
Alchip Technologies Ltd.	1,205	49,348
Alphawave IP Group PLC (a)	15,000	21,797
BE Semiconductor Industries NV	300	26,222
IQE PLC (a)	120,000	40,116
Nordic Semiconductor ASA (a)	1,200	18,500
NXP Semiconductors NV - ADR	324	60,418
Silex Systems Ltd. (a)	2,000	5,252
STMicroelectronics NV - ADR	435	23,268
Wonik IPS Co Ltd.	800	21,716
		287,709
Software - 1.8%
Kinaxis, Inc. (a)	86	11,808
NICE Ltd. - ADR (a)	114	26,093
		37,901
TOTAL INFORMATION TECHNOLOGY		550,629

MATERIALS - 3.5%
Chemicals - 1.8%
CVR Partners LP	422	37,630
Metals & Mining - 1.7%
Vale Indonesia Tbk PT (a)	81,600	36,258
TOTAL MATERIALS		73,888

REAL ESTATE - 4.1%
Real Estate Management & Development - 4.1%
Ciputra Development Tbk PT	340,000	22,562
Corp Inmobiliaria Vesta SAB de CV	13,659	42,978
Tosei Corp.	1,700	18,929
TOTAL REAL ESTATE		84,469

UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
ReNew Energy Global PLC - ADR (a)	2,169	12,190
TOTAL UTILITIES		12,190
TOTAL COMMON STOCKS (Cost $1,746,399)		1,925,354

REITS - 2.4%
FIBRA Macquarie Mexico	17,799	28,269
Fibra Uno Administracion SA de CV	16,000	22,402
TOTAL REITS (Cost $40,679)		50,671

EXCHANGE TRADED FUNDS - 0.6%
KraneShares Global Carbon Strategy ETF	293	11,617
TOTAL EXCHANGE TRADED FUNDS (Cost $14,718)		11,617

MUTUAL FUNDS - 1.8%
Sprott Physical Uranium Trust	3,235	37,849
TOTAL MUTUAL FUNDS (Cost $40,373)		37,849

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Treasury Obligations Fund - Class Z - 4.722% (b)	36,550	36,550
TOTAL SHORT-TERM INVESTMENTS (Cost $36,550)		36,550

Total Investments (Cost $1,878,719) - 99.1%		2,062,041
Other Assets in Excess of Liabilities - 0.9%		18,179
TOTAL NET ASSETS - 100.00%		$2,080,220

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of March 31, 2023

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River
Capital Management LLC.

Summary of Fair Value Measurements at March 31, 2023 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$34,446	$43,112	$-	$77,558
Consumer Discretionary	79,157	134,236	-	213,393
Consumer Staples	14,006	-	-	14,006
Energy	87,576	21,879	-	109,455
Financials	109,761	76,572	-	186,333
Health Care	121,682	-	-	121,682
Industrials	264,611	217,140	-	481,751
Information Technology	386,722	163,907	-	550,629
Materials	37,630	36,258	-	73,888
Real Estate	65,540	18,929	-	84,469
Utilities	12,190	-	-	12,190
Total Common Stocks	1,213,321	712,033	-	1,925,354
REITs	50,671	-	-	50,671
Exchange Traded Funds	11,617			11,617
Mutual Funds	37,849	-	-	37,849
Short-Term Investments	36,550	-	-	36,550
Total Investments in Securities	$1,350,008	$712,033	$-	$2,062,041